THE WRIGHT EQUIFUND EQUITY TRUST




SEMI-ANNUAL REPORT
JUNE 30,1999


   o Wright EquiFund -- Hong Kong/China
   o Wright EquiFund -- Japan
   o Wright EquiFund -- Mexico
   o Wright EquiFund -- Netherlands



The Wright Equity Equity Trust
-------------------------------------------------------------------------------


The Wright EquiFund Equity Trust (EquiFund) is an open-end, management investment company, known as a mutual fund, registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of four separate and distinct non-diversified series or funds:

      Wright EquiFund -- Hong Kong/China     Wright EquiFund -- Mexico
      Wright EquiFund -- Japan               Wright EquiFund -- Netherlands


Investment Objective

Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.



Table of Contents
------------------------------------------------------------------------------


Investment Objective ................................Inside Front Cover

Letter To Shareholders .............................................. 1

Management Discussion ................................................2

Dividend Distributions and Investment Return .........................4


PORTFOLIOS

Wright EquiFund -- Hong Kong/China....................................6
Wright EquiFund -- Japan..............................................7
Wright EquiFund -- Mexico.............................................8
Wright EquiFund -- Netherlands........................................9


FINANCIAL STATEMENTS

Wright EquiFund -- Hong Kong/China....................................10
Wright EquiFund -- Japan..............................................12
Wright EquiFund -- Mexico.............................................14
Wright EquiFund -- Netherlands........................................16

Financial Highlights..................................................18


Notes to Financial Statements ........................................22

Letter To Shareholders
-------------------------------------------------------------------------------



                                                    July 1999

Dear Shareholders:

     The central actor on the world stage so far in 1999, the U.S. Federal Reserve, waited until the final day of June to speak its lines - and the audience of investors applauded. Investors spent most of the first half speculating on when the Fed would tighten and by how much. The Fed finally obliged its anti-inflation contingent with a quarter-point boost to the federal funds rate (to 5.0%) at its June 30 FOMC meeting. As it turned out, the Fed's action wasn't as bad as markets had feared, and stocks ended the first half with a flourish, rising to all-time highs in the U.S. and on the upswing most everywhere else. For the first six months of 1999, dollar-based returns in Japan and the rest of the Pacific were in the 20%-25% range, while U.S. stocks did about half that well and Europe was down slightly due mostly to the euro's 11% drop.
     Long-term interest rates have climbed by upwards of 100 basis points from last October's lows. With signs of economic recovery appearing in Asia and Latin America, the liquidity premium that investors paid for U.S. Treasuries during last fall's crisis has narrowed, as one might expect. The bulk of the rise in bond yields since last summer, however, has resulted from rising expectations of tightening by the Fed. Ironically, although the Fed has raised rates only 25 basis points, global bond yields are already back to the levels that prevailed before the arrival of last summer's global financial crisis and the Fed's subsequent 75 basis-point easing.
     For investors willing to look beyond the current uncertainty about the Fed's interest rate policy, the yields available in the world's major bond markets today are quite attractive - particularly if we are right about inflation staying low. The U.S. economy was robust as the first half was coming to an end, but inflation pressures were generally modest thanks to strong growth in productivity, ample global capacity and competitive markets. Of course, there is always the risk of occasional glitches in the inflation indicators - as with July's report of an acceleration in the Employment Cost Index. But on the whole, we believe that inflation will remain under control due to today's competitive markets and the more-than-adequate capacity worldwide.
     The countdown to Y2K is now at six months, and Wright has essentially completed the migration to Y2K-compliant portfolio accounting and client interface systems. We are on schedule to a summer completion for the transition of our investment information systems from mainframe to a PC-based network.
Wright securities analysts continue to monitor the Y2K compliance of companies on the Approved Wright Investment List. In the end, we believe that diversified portfolios of high-quality securities provide the best protection against short-run Y2K problems for any individual security.
     The global economic environment has improved in 1999, and while higher interest rates will probably bring some slowing as we draw near to Y2K, we expect growth in the U.S. to continue at a respectable rate. In Europe, low interest rates and the first shoots of economic improvement form some basis for optimism that earnings - and relative stock performance - will begin to turn up. Recovery from the Asian crisis will not be without its hiccups, but progress is being made. Add to these factors our forecast of low inflation and improvement in global bond markets, and the result should be a generally favorable environment for equities. Still, we doubt that equity investors can finesse away the issue of valuation ad infinitum. In other words, more modest returns to stocks should be expected going forward.
     The paragraphs on the following pages discuss the economic, political and market factors affecting the investment performance of the Wright EquiFunds during the first half of 1999 and prospects for the period ahead.

                                                       Sincerely,

                                                       /s/ Peter M.Donovan

                                                       Peter M. Donovan
                                                       President

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------



HONG KONG/CHINA

Despite concern that the U.S. central bank would raise interest rates, Hong Kong stocks rose about 11% in June, bringing their advance to 26% for the second quarter and 32% for the first half of 1999. Even after the U.S. Federal Reserve's 25-basis-point rate increase, Hong Kong banks left their prime rates steady at 8.25%. According to the chairman of the Hong Kong Association of Banks, there is still enough leeway to hold the local rate steady without risking the Hong Kong dollar's peg to the U.S. currency.

With the Hong Kong economy still in recession, the banking group is reluctant to raise rates. (With consumer prices down 4% in the year through May, real interest rates are higher than the nominal rates.) In the first quarter, real GDP declined a larger-than-expected 3.5% from a year earlier. Through April, retail sales had declined for 18 consecutive months year-over-year; the Chairman of Hong Kong's retail association says growth may not resume for another year. There are signs that exports are bottoming, according to the government, but they have yet to turn up. There has been some recovery in the property sector, with prices up about 15% from last fall's lows. Stock prices have just about doubled since last August. The EquiFund - Hong Kong Fund was helped by the rebound in investor interest in emerging Asian markets. The fund benefited by its overweight position relative to the FT/S&P Hong Kong Index in the Banking and Financial Institutions industry and its underweighting in Real Estate and Utilities. The fund was negatively affected by market timing activities. The fund is taking aggressive actions against such activities in the future.



JAPAN

The Japanese stock market was strong in the first half of 1999, and the gains have continued in July. In the April-June period, the FT/S&P Actuaries total return index for Japan increased 11% in yen and 9% in dollars, bringing the gain for the first half of the year to nearly 30% in yen and 21% in dollars. Japanese stocks are still down by more than one-third from their 1989 peak in dollar terms. Japan was one of the best performing of the developed markets during the first half of 1999. EquiFund-Japan performed in line with its benchmark, the FT/S&P Japan Index. As the Bank of Japan continued to spur domestic demand, the fund's overweighting in Retail stocks proved advantageous. The low interest rates and the state's intervention to bail out banks helped the Bank and Financial Institutions. The relative underweighting in this sector proved disadvantageous for the fund.

The worst may be over for the Japanese economy. Real GDP increased at a 7.9% annual rate in the first quarter, ending 15 months of contraction. Government spending accounted for nearly half of the increase, and the nearly 8% gain certainly overstates the strength of domestic demand, which remains shaky. The Bank of Japan is maintaining an accommodating monetary policy, targeting overnight lending rates at 0.3% (although it often trades at zero). The BOJ has flooded the banking system with trillions of yen in order to boost economic growth The government is attempting to curb the yen's rise in the foreign exchange markets in order to spur exports, but it is having only limited success. Going forward, exports may get a lift from rising demand in emerging markets. Business confidence has increased for the second straight quarter, according to the government's Tankan survey.

MEXICO

In the second quarter of 1999, the FT/S&P Actuaries total return index for Mexico increased 18% in pesos and 19% in dollars. For the first half of 1999, Mexican stocks returned 49% in pesos and 55% in dollars, the third best dollar rise (after Indonesia and in Thailand) in the FT universe of 29 national markets. In June, Mexican stocks got a boost from the news that the government received a new funding package from organizations including the IMF and the World Bank. The IMF noted that the new financing is not a sign of stress in Mexico; rather it is confirmation that the IMF backs Mexico's economic policies. Mexican stocks were volatile in July on fallout from instability in other Latin American countries, such as Argentina, and nervousness about interest rate policies north of the border. Wright EquiFund - Mexico ended the first half of 1999 with superior stock selection relative to the FT/S&P Mexico Index. The fund, even though up over 45%, lagged the benchmark due to the underweighting in Telefonos de Mexico (Telmex).At 13% of assets, Telmex represents the single largest position in EquiFund. However, this is overshadowed by 31% weight that Telmex commands in the index. Wright EquiFund - Mexico was helped by Paper and Forest Products and Commercial Bank industry groups.

Mexico's economy is continuing to look good. Consumer prices rose 0.6% in May, the smallest rise in five years. The peso's appreciation of about 6% compared to the dollar so far this year has helped to hold down the price of imports. Short-term interest rates have come down from in excess of 30% early in the year to the 20% range currently, giving the economy a boost. Industrial production was 4% higher in May than a year earlier.



NETHERLANDS

As was the case with much of Europe, the Dutch stock market was lackluster in the second quarter of 1999. The FT/S&P Actuaries total return index for the Netherlands rose 5.4% in local currency and 0.6% in dollars for the April-June period. In the first half of 1999, Dutch stock prices were up 7% in local currency and down 6% in dollars; this is a little behind the average for Europe (+9% local and -1% in dollars). The euro's 11% decline vs the dollar in the first half of 1999 was the biggest negative in the performance of Euro markets such as the Netherlands. Wright EquiFund - Netherlands was helped by its relative underweighting in the Life Insurance industry. The increasing oil prices helped investor demand for oil and oil-related stocks. Royal Dutch Shell, which is over 20% of the index, hurt relative performance as it commanded only 10% weight in the fund.

The Dutch government has raised its forecast of 1999 GDP growth to 2.3%. Three months ago, the forecast was for 2.0% growth, a far cry from 1998's actual 3.8% rise. Weaker exports are the main reason growth is expected to slow this year from last, but the depreciation in the euro/guilder since the start of the year has improved the prospect for exports somewhat. (The euro has strengthened some 4% in July.) On the other hand, the currency's weakness since January 1, along with higher oil prices, has contributed to an increase in the inflation forecast, to 2.0% from 1.3% forecast in April. For the year to June, Dutch consumer prices were up 2.3%.

                  -----------------------------------

INVESTORS ARE REMINDED THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND THAT INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INTERNATIONAL INVESTING SUCH AS CURRENCY FLUCTUATIONS AND POTENTIAL POLITICAL INSTABILITY.

Dividend Distributions and Investment Return
-------------------------------------------------------------------------------




                 N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per     bution      bution       Shares        $1,000       Investment     Investment      Investment
  Ending          Share    $  P/S     in Shares      Owned       Investment      Return         Return          Return
                                                                                             (Annualized)    (Annualized)
-----------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - HONG KONG/CHINA

   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 98         9.21     0.55      0.05814       125.38       1,154.73       -18.65%         -13.49%          1.71%

   Jan. 99         8.40                             125.38       1,053.17       -12.60%         -14.10%          0.61%
   Feb. 99         8.53                             125.38       1,069.47       -21.92%         -12.26%          0.79%
   Mar. 99         9.36                             125.38       1,173.54       -13.73%          -9.27%          1.86%
   Apr. 99        10.90                             125.38       1,366.62        11.01%          -6.27%          3.64%
   May  99        10.10                             125.38       1,266.32        18.48%          -8.39%          2.71%
   Jun. 99        11.14                             125.38       1,396.71        42.02%          -5.38%          3.82%

------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - JAPAN

   2/14/94       $10.00                             100.00      $1,000.00

   Dec. 98         7.21                             101.28         730.19         5.41%              -          -6.25%

   Jan. 99         7.18                             101.28         727.16         0.28%              -          -6.32%
   Feb. 99         6.93                             101.28         701.84         0.43%          -7.24%         -6.88%
   Mar. 99         7.86                             101.28         796.02        17.31%          -4.54%         -4.43%
   Apr. 99         8.14                             101.28         824.38        21.49%          -4.34%         -3.70%
   May  99         7.81                             101.28         790.96        21.46%          -4.94%         -4.40%
   Jun. 99         8.65                             101.28         876.03        33.08%          -4.26%         -2.47%

-------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - MEXICO

   8/02/94       $10.00                             100.00      $1,000.00

   Dec. 98         4.81                             109.09         524.72       -37.21%              -         -13.59%

   Jan. 99         4.62                             109.09         503.99       -30.11%              -         -14.37%
   Feb. 99         5.17                             109.09         563.99       -24.64%              -         -11.95%
   Mar. 99         5.98                             109.09         652.35       -16.25%              -          -8.91%
   Apr. 99         6.82                             109.09         743.99        -6.58%              -          -6.15%
   May  99         6.26                             109.09         682.90        -1.73%              -          -7.72%
   Jun. 99         6.98                             109.09         761.44        17.31%              -          -5.49%

--------------------------------------------------------------------------------------------------------------------------------

   WRIGHT EQUIFUND - NETHERLANDS

   6/28/90       $10.00                             100.00      $1,000.00

   Dec. 98        11.70    0.477     0.043562       229.92       2,690.09        24.46%          21.07%         12.35%

   Jan. 99        10.99                             229.92       2,526.84        14.80%          18.15%         11.52%
   Feb. 99        10.69                             229.92       2,457.87         1.23%          17.44%         11.04%
   Mar. 99        10.44    0.157     0.014632       233.29       2,435.51        -2.69%          17.44%         10.82%
   Apr. 99        11.03                             233.29       2,573.15         1.64%          18.16%         11.41%
   May  99        10.54                             233.29       2,458.84        -7.84%          17.29%         10.73%
   Jun. 99        10.59                             233.29       2,470.50        -6.79%          17.62%         10.68%


WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------
Portfolio of Investments as of June 30, 1999 (Unaudited)



Shares     Description                              Value
-------------------------------------------------------------------------------

AEROSPACE - 2.1%
   48,000  Hong Kong Aircraft Engineering Co.   $    92,794
                                                -----------


DIVERSIFIED - 12.0%
   38,000  Hutchison Whampoa Ltd.               $   344,048
   63,734  New World Development                    190,978
                                                -----------
                                                $   535,026
                                                -----------


ELECTRICAL - 4.3%
   46,800  Johnson Electric Holdings-500        $   193,012
                                                -----------



FINANCIAL - 29.9%
   74,004  Bank of East Asia Hong Kong          $   187,416
   54,000  Guoco Group Ltd.                         144,759
   16,900  Hang Seng Bank                           188,949
   13,548  HSBC Holdings                            676,507
   33,640  Wing Lung Bank                           130,934
                                                -----------
                                                $ 1,328,565
                                                -----------



PRINTING & PUBLISHING - 3.2%
  252,000 South China Morning Post (Hold.) Ltd. $   141,279
                                                -----------



REAL ESTATE & OTHER FINANCIALS - 12.7%
   22,000  Cheung Kong (Holdings) Ltd.          $   195,641
   34,000  Henderson Land Devel. Co. Ltd.           195,435
   19,193  Sun Hung Kai Properties Ltd.             175,008
                                                -----------
                                                $   566,084
                                                -----------



RETAILERS - 9.0%
  202,000  Esprit Holdings Ltd.                 $   136,678
  176,000  Giordano Int'l. Ltd.                     124,757
  148,000  Jardine Int'l. Motor Holdings             76,298
  173,000  Sime Darby Hong Kong Limited              62,987
                                                -----------
                                                $   400,720
                                                -----------



TRANSPORTATION - 3.8%
  111,000  Cathay Pacific Airways Ltd.          $   170,239
                                                -----------


UTILITIES - 12.6%
  127,088  Hong Kong & China Gas                $   184,266
   58,000  Hong Kong Electric Holdings Ltd.         186,877
   73,090  Hong Kong Telecom.                       189,811
                                                -----------
                                                $   560,954
                                                -----------



MISCELLANEOUS - 4.0%
   56,000  Citic Pacific Ltd.                   $   178,629
                                                -----------



WARRANTS - 0.0%
    9,078  Hong Kong & China Gas*               $         0
                                                -----------




Total Investments
(identified cost, $2,392,681) - 93.6%           $ 4,167,302


Other Assets, Less Liabilities - 6.4%               287,251
                                                -----------



Net Assets - 100.0%                             $ 4,454,553
                                                ============


* Non-income producing security.




See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------
Portfolio of Investments as of June 30, 1999 (Unaudited)


Shares     Description                              Value
-------------------------------------------------------------------------------

AUTOMOTIVE - 20.2%
   7,000   Honda Motor Co. Ltd.                 $   296,581
  16,000   Toyota Motor Corp.                       506,111
                                                -----------
                                                $   802,692
                                                -----------


BEVERAGES - 1.5%
   3,000   Mikuni Coca-Cola Bottling            $    60,951
                                                -----------



CHEMICALS - 8.8%
   6,000   Bridgestone Corp.                    $   181,368
   5,000   Shin-Etsu Chemical Co., Ltd.             167,245
                                                -----------
                                                $   348,613
                                                -----------


DRUGS, COSMETICS & HEALTHCARE - 12.8%
   4,000   Ono Pharmaceutical                   $   136,439
   3,365   Santen Pharmaceutical                     66,700
   5,000   Taisho Pharmaceutical Co. Ltd.           165,180
   3,000   Takeda Chem Industries Ltd.              138,999
                                                -----------
                                                $   507,318
                                                -----------


ELECTRONICS - 21.5%
   3,000   Aiwa Co., Ltd.                       $    99,108
   1,000   Hirose Electronics Co., Ltd.             103,733
     850   Keyence Corp.                            148,687
   2,800   Kyocera Corp.                            164,189
   2,000   Matsushita Commun.                       142,881
   3,000   Murata Mfg. Co. Ltd.                     194,251
                                                -----------
                                                $   852,849
                                                -----------



MACHINERY & EQUIPMENT - 5.2%
   6,000   Canon Inc.                           $   172,448
   4,000   Tsukishima Kikai Co., Ltd.                34,027
                                                -----------
                                                $   206,475
                                                -----------



PAPER - 2.2%
   2,000   Uni-Charm Corporation                $    86,720
                                                -----------



PRINTING & PUBLISHING - 4.0%
  10,000   Dai Nippon Printing Co. Ltd.         $   159,812
                                                -----------



REAL ESTATE & OTHER FINANCIALS - 2.6%
    1,000  Takefuji Corporation                 $   103,320
                                                -----------



RETAILERS - 7.8%
   2,460   Familymart Co., Ltd.                 $   112,760
   1,500   Shimamura Co., Ltd.                      126,982
   1,800   York-Benimaru Co., Ltd.                   67,939
                                                -----------
                                                $   307,681
                                                -----------


MISCELLANEOUS - 11.6%
   2,000   Autobacs Seven Co., Ltd.             $    97,126
     200   Bellsystem24 Inc.                         81,682
   2,000   Hoya Corp.                               112,818
   5,000   Meitec Corp.                             167,244
                                                -----------
                                                $   458,870
                                                -----------


Total Investments
(identified cost, $2,816,338) - 98.2%           $ 3,895,301


Other Assets, Less Liabilities - 1.8%                72,961
                                                -----------



Net Assets - 100.0%                             $ 3,968,262
                                                ============






See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------
Portfolio of Investments as of June 30, 1999 (Unaudited)



Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 13.5%
 128,000   Fomento Economico Mexicano           $   511,838
  19,400   Panamerican Beverages Inc.               461,963
 157,000   Pepsi-Gemex SA de CV                     231,854
 189,000   Grupo Continental SA - Ser CP            295,505
                                                -----------
                                                $ 1,501,160
                                                -----------



CONSTRUCTION - 9.7%
  57,000   Apasco SA                            $   373,850
 106,590   Cemex SA - CPO                           525,451
 221,000   Grupo Cementos Chihuahua-B               181,420
                                                -----------
                                                $ 1,080,721
                                                -----------



DIVERSIFIED - 14.6%
 113,213   Alfa SA-A                            $   468,876
 321,000   Desc Sociedad de Fomento Indl.           349,762
 112,000   Grupo Carso SA                           517,762
  81,000   Grupo Industrial Saltillo SA             285,338
                                                -----------
                                                $ 1,621,738
                                                -----------



FOOD - 6.3%
 226,092   Grupo Industrial Bimbo-Ser A         $   502,267
 335,000   Grupo Industrial Maseca SA de CV         198,456
                                                -----------
                                                $   700,723
                                                -----------


METAL PRODUCERS - 7.1%
 113,000   Grupo Mexico SA Ser B                $   479,350
 106,000   Industrias Penoles S.A. de C.V.          306,125
                                                -----------
                                                $   785,475
                                                -----------



METAL PRODUCTS MFRS. - 2.0%
  21,000   Tubos De Acero                       $   226,595
                                                -----------



PAPER - 4.6%
 126,000   Kimberly Clark de Mexico S.A.        $   517,169
                                                -----------



REAL ESTATE & OTHER FINANCIALS - 4.9%
 218,000   Grupo Financieri Banamex*            $   550,016
                                                -----------



RECREATION - 4.6%
  23,000   Grupo Televisa SA-Ser CPO            $   512,165
                                                -----------



RETAILERS - 14.4%
 413,920   Cifra SA de CV B                     $   802,181
 267,000   Controladora Coml Mexicana               277,931
 111,000   Organizacion Soriana SA de CV            520,184
                                                -----------
                                                $ 1,600,296
                                                -----------


UTILITIES - 13.0%
 361,000   Telefonos de Mexico                  $ 1,443,542
                                                -----------


MISCELLANEOUS- 4.1%
  80,000   Savia S.A. de C.V.                   $   451,920
                                                -----------


Total Investments
(identified cost, $7,453,643) - 98.8%           $10,991,520


Other Assets, Less Liabilities - 1.2%               135,266
                                                -----------



Net Assets - 100.0%                             $11,126,786
                                                ============


* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------
Portfolio of Investments as of June 30, 1999 (Unaudited)



Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 4.4%
  11,675   Heineken N.V.                        $   597,923
                                                -----------


CHEMICALS - 4.3%
  14,100   Akzo Nobel N.V.                      $   593,401
                                                -----------


CONSTRUCTION - 4.1%
  13,542   Hollandsche Beton Groep N.V.         $   173,210
   9,666   Koninklijke Volker Wessels Stevin N.V.   185,451
  10,900   NBM-Amstelland N.V.                      199,569
                                                -----------
                                                $   558,230
                                                -----------


DIVERSIFIED - 3.0%
   9,583   Internatio-Mueller N.V.              $   211,041
   8,906   Stork N.V.                               203,023
                                                -----------
                                                $   414,064
                                                -----------


ELECTRONICS - 8.4%
  13,143   Getronics N.V.                       $   505,676
   6,532   Koninklijke Philips Electronics NV       644,467
                                                -----------
                                                $ 1,150,143
                                                -----------


FINANCIAL - 4.3%
  27,326   ABN Amro Holdings N.V.               $   591,922
                                                -----------


FOOD - 13.1%
   7,310   CSM N.V. Cert.                       $   365,326
  21,222   Unilever N.V.                          1,430,544
                                                -----------
                                                $ 1,795,870
                                                -----------

MACHINERY & EQUIPMENT - 2.3%
  12,500   Oce-Van Der Grinten                  $   318,476
                                                -----------


METAL PRODUCTS MANUFACTURERS - 2.0%
   8,297   Hunter Douglas N.V.                  $   284,993
                                                -----------


OIL, GAS & COAL - 14.8%
  34,600   Kon Nederlandsche Petroleum Maats    $ 2,027,186
                                                -----------

PRINTING & PUBLISHING - 10.3%
  12,190   Telegraaf (Holdingsmij) - CVA        $   240,163
  15,250   VNU N.V.                                 609,552
  13,976   Wolters Kluwer N.V.                      556,467
                                                -----------
                                                $ 1,406,182
                                                -----------

REAL ESTATE & OTHER FINANCIALS - 12.8%
   7,301   Aegon N.V.                           $   529,805
  19,868   Fortis (NL) NV                           613,790
  11,238   ING Groep N.V.                           608,580
                                                -----------
                                                $ 1,752,175
                                                -----------


RETAILERS - 4.0%
  20,400   Vendex N.V.                          $   545,003
                                                -----------


TEXTILES - 1.1%
   3,457   Gamma Holding N.V.                   $   149,768
                                                -----------


TRANSPORTATION - 3.8%
  21,556   TNT Post Groep N.V.                  $   514,741
                                                -----------


MISCELLANEOUS - 5.4%
   5,761   Fugro N.V.                           $   164,012
  14,063   Hagemeyer N.V.                           459,840
   6,583   Koninkliijke Ahrend N.V.                 114,418
                                                -----------
                                                $   738,270
                                                -----------

Total Investments
(identified cost, $10,625,554) - 98.1%          $13,438,347

Other Assets, Less Liabilities - 1.9%               258,667
                                                -----------


Net Assets - 100.0%                             $13,697,014
                                                ============








See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost......................     $ 2,392,681
     Unrealized appreciation..............       1,774,621
                                               ------------
       Total value (Note 1A)..............     $ 4,167,302

   Cash...................................     $   288,160
   Receivable from Investment Adviser.....             310
   Dividends receivable...................           5,519
                                               ------------
     Total Assets.........................     $ 4,461,291
                                               ------------


LIABILITIES:

   Accrued expenses.......................     $     6,738
                                               ------------
     Total Liabilities....................     $     6,738
                                               ------------


NET ASSETS................................     $ 4,454,553
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,494,382
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (2,958,394)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       1,774,619
Undistributed net investment income.......         143,946
                                               ------------
   Net assets applicable to outstanding shares $ 4,454,553
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         399,912
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $11.14
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends..............................     $    93,520
                                               ------------
       Total investment income............     $    93,520
                                               ------------

Expenses --
   Investment Adviser fee (Note 2)........     $    20,455
   Administrator fee (Note 2).............           2,727
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator
     (Note 2).............................           1,753
   Custodian fee (Note 1E)................          23,667
   Transfer & dividend disbursing agent fees         4,903
   Distribution expenses (Note 3).........           6,818
   Audit fees.............................          16,473
   Legal services.........................           4,429
   Registration costs.....................           7,438
   Interest expense.......................           4,368
   Printing...............................             420
                                               ------------
       Total expenses.....................     $    93,451
                                               ------------


Deduct --
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $    20,455
   Preliminary allocation of expenses to the
     Investment Adviser (Note 2)..........             310
   Preliminary reduction of distribution expense
     by Principal Underwriter (Note 3)....           6,818
   Reduction of Custodian fee (Note 1E)...          11,322
                                               ------------
       Total deducted.....................     $    38,905
                                               ------------
       Net expenses.......................     $    54,546
                                               ------------
          Net investment income...........     $    38,974
                                               ------------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment and foreign
   currency transactions (identified
   cost basis)............................     $   758,088
Change in unrealized appreciation of
   investments and translation of assets
   and liabilities in foreign currencies..         482,816
                                               ------------
   Net realized and unrealized gain.......     $ 1,240,904
                                               ------------

   Net increase in net assets from operations  $ 1,279,878
                                               =============



See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------

                                                                                   STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           Year Ended December 31
                                                                                        1999(1)                 1998
-------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment income ..............................................       $     38,974          $    145,167
         Net realized gain (loss)............................................            758,088            (2,557,232)
         Change in unrealized appreciation...................................            482,816             2,157,556
                                                                                      -----------           -----------
           Increase (decrease) in net assets  from operations................       $  1,279,878          $   (254,509)

       Distributions to shareholders from net investment income..............                  -              (299,066)
       Distributions to shareholders from paid-in capital....................                  -              (175,733)
       Undistributed net investment income included in price of shares
         sold and redeemed (Note 1D).........................................           (219,053)              333,820
       Net increase (decrease) from Fund share transactions (exclusive of amounts
         allocated to net investment income)  (Note 4).......................         (4,489,205)            1,320,868
                                                                                      -----------           -----------
         Net increase (decrease) in net assets...............................       $ (3,428,380)         $    925,380


     NET ASSETS:

       At beginning of period................................................          7,882,933             6,957,553
                                                                                      -----------           -----------
       At end of period......................................................       $  4,454,553          $  7,882,933
                                                                                      ===========           ===========


     UNDISTRIBUTED NET INVESTMENT
       INCOME INCLUDED IN NET ASSETS AT END OF YEAR..........................       $    143,946          $    324,025
                                                                                      ===========           ===========




(1) For the six months ended June 30, 1999 (unaudited).



See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 1999 (unaudited)
------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost......................     $ 2,816,338
     Unrealized appreciation..............       1,078,963
                                               ------------
       Total value (Note 1A)..............     $ 3,895,301

   Cash...................................     $    71,842
   Foreign cash...........................           4,450
   Receivable for fund shares sold........           2,500
   Receivable from Investment Adviser.....          19,000
   Dividends receivable...................             877
   Tax reclaim receivable.................              55
                                               ------------
     Total Assets.........................     $ 3,994,025
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $    19,109
   Accrued expenses.......................           6,654
                                               ------------
     Total Liabilities....................     $    25,763
                                               ------------


NET ASSETS................................     $ 3,968,262
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 6,743,191
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (3,805,984)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       1,078,877
Distributions in excess of net investment
   income.................................         (47,822)
                                               ------------
   Net assets applicable to outstanding shares $ 3,968,262
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         458,755
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $8.65
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends..............................     $     8,333
   Less foreign taxes.....................          (1,400)
                                               ------------
       Total investment income............     $     6,933
                                               ------------

Expenses --
   Investment Adviser fee (Note 2)........     $    13,766
   Administrator fee (Note 2).............           1,834
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator
     (Note 2).............................           2,283
   Custodian fee (Note 1E)................          15,964
   Transfer & dividend disbursing agent fees         4,995
   Distribution expenses (Note 3).........           4,589
   Audit fees.............................          13,273
   Legal services.........................          10,885
   Registration costs.....................           6,088
   Amortization of organization expense
     (Note 1F)............................             240
   Interest expense.......................             607
   Printing...............................             159
   Miscellaneous..........................           2,065
                                               ------------
       Total expenses.....................     $    76,748
                                               ------------


Deduct --
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $    13,766
   Preliminary allocation of expenses to the
     Investment Adviser (Note 2)..........          19,000
   Preliminary reduction of distribution expense by
     Principal Underwriter (Note 3).......           4,589
   Reduction of Custodian fee (Note 1E)...           2,760
                                               ------------
       Total deducted.....................     $    40,115
                                               ------------
       Net expenses.......................     $    36,633
                                               ------------
          Net investment loss.............     $   (29,700)
                                               ------------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment and foreign
   currency transactions (identified cos
   basis).................................     $   145,735
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................         515,861
                                               ------------
   Net realized and unrealized gain.......     $   661,596
                                               ------------
   Net increase in net assets from operations  $   631,896
                                               =============



See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------


                                                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           Year Ended December 31
                                                                                        1999(1)                 1998
-------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment loss.................................................       $    (29,700)         $    (70,425)
         Net realized gain (loss)............................................            145,735              (758,543)
         Change in unrealized appreciation...................................            515,861               879,651
                                                                                      -----------           -----------
           Increase in net assets from operations............................       $    631,896          $     50,683

       Net increase (decrease) from fund share transactions..................         (1,028,452)              506,977
                                                                                      -----------           -----------
         Net increase (decrease) in net assets...............................       $   (396,556)         $    557,660


     NET ASSETS:

       At beginning of period................................................          4,364,818             3,807,158
                                                                                      -----------           -----------
       At end of period......................................................       $  3,968,262          $  4,364,818
                                                                                      ===========           ===========


     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
       INCLUDED IN NET ASSETS AT END OF YEAR.................................       $    (47,822)         $    (18,122)
                                                                                      ===========           ===========




(1) For the six months ended June 30, 1999 (unaudited).




See notes to financial statements


WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost......................     $ 7,453,643
     Unrealized appreciation..............       3,537,877
                                               ------------
       Total value (Note 1A)..............     $ 10,991,520

   Cash...................................         151,212
   Receivable for fund shares sold........          11,373
   Dividends receivable...................           6,039
   Deferred organizational costs (Note 1F)             469
                                               ------------
     Total Assets.........................     $11,160,613
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $    18,023
   Accrued manaegment.....................           9,145
   Accrued expenses.......................           6,659
                                               ------------
     Total Liabilities....................     $    33,827
                                               ------------


NET ASSETS................................     $11,126,786
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $10,147,394
Accumulated undistributed net realized loss on
   investment and foreign currency transactions
   (computed on the basis of identified cost)   (2,566,711)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       3,537,855
Undistributed net investment income.......           8,248
                                               ------------
   Net assets applicable to outstanding shares $11,126,786
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................       1,594,281
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $6.98
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends..............................     $   100,778
   Less foreign taxes.....................          (5,042)
                                               ------------
       Total investment income............     $    95,736
                                               ------------

Expenses --
   Investment Adviser fee (Note 2)........     $    39,904
   Administrator fee (Note 2).............           5,343
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator
     (Note 2).............................           1,697
   Custodian fee (Note 1E)................          19,854
   Transfer & dividend disbursing agent fees         8,688
   Distribution expenses (Note 3).........          13,302
   Audit fees.............................          12,258
   Legal services.........................           7,685
   Amortization of organization expense
     (Note 1F)............................           1,683
   Interest expense.......................           2,217
   Printing...............................             159
   Miscellaneous..........................          11,278
                                               ------------
       Total expenses.....................     $   124,068
                                               ------------


Deduct --
   Preliminary reduction of Investment Adviser
     fee (Note 2).........................     $     2,435
   Preliminary reduction of distribution expense
     by Principal Underwriter (Note 3)....          10,222
   Reduction of Custodian fee (Note 1E)...           9,022
                                               ------------
       Total deducted.....................     $    21,679
                                               ------------
       Net expenses.......................     $   102,389
                                               ------------
          Net investment loss.............     $    (6,653)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized loss on investment and foreign
   currency transactions (identified cost
   basis).................................     $  (405,459)
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................       4,104,059
                                               ------------
   Net realized and unrealized gain.......     $ 3,698,600
                                               ------------

   Net increase in net assets from operations  $ 3,691,947
                                               =============


See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------





                                                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           Year Ended December 31
                                                                                        1999(1)                 1998
-----------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment income (loss)........................................       $     (6,653)         $      6,456
         Net realized gain (loss)............................................           (405,459)              714,163
         Change in unrealized appreciation (depreciation)....................           4,104,059           (8,039,713)
                                                                                      -----------           -----------

           Increase (decrease) in net assets from operations.................       $  3,691,947          $ (7,319,094)

       Undistributed net investment income Included in price of shares
         sold and redeemed (Note 1D).........................................             (3,736)                    -
       Net decrease from fund share transactions (exclusive of
         amounts allocated to net investment income)  (Note 4)...............         (1,298,027)          (12,412,429)
                                                                                      -----------           -----------

           Net increase (decrease) in net assets.............................       $  2,390,184          $(19,731,523)


     NET ASSETS:

       At beginning of period................................................          8,736,602            28,468,125
                                                                                      -----------           -----------

       At end of period......................................................       $ 11,126,786          $  8,736,602
                                                                                      ===========           ===========


     UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
       AT END OF YEAR........................................................       $      8,248          $      18,637
                                                                                      ===========           ===========




(1) For the six months ended June 30, 1999 (unaudited).



See notes to financial statements


WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                            June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


ASSETS:

   Investments --
     Identified cost......................     $10,625,554
     Unrealized appreciation..............       2,812,793
                                               ------------
       Total value (Note 1A)..............     $ 13,438,347

   Cash...................................     $   255,120
   Receivable for fund shares sold........          12,363
   Tax reclaim receivable.................           4,610
                                               ------------
     Total Assets.........................     $13,710,440
                                               ------------


LIABILITIES:

   Accrued expenses.......................     $    13,426
                                               ------------
     Total Liabilities....................     $    13,426
                                               ------------

NET ASSETS................................     $13,697,014
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $10,055,751
Accumulated undistributed net realized gain on
   investment and foreign currency transactions
   (computed on the basis of identified cost)      671,536
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       2,812,737
Undistributed net investment income.......         156,990
                                               ------------
   Net assets applicable to outstanding shares $13,697,014
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................       1,293,212
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $10.59
                                               =============



                             STATEMENT OF OPERATIONS

               For the Six Months Ended June 30, 1999 (unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income --
   Dividends..............................     $   422,455
   Less foreign taxes.....................         (38,034)
                                               ------------

       Total investment income............     $   384,421
                                               ------------

Expenses --
   Investment Adviser fee (Note 2)........     $    63,762
   Administrator fee (Note 2).............           8,502
   Compensation of Trustees not affiliated with
     the Investment Adviser or Administrator
     (Note 2).............................           1,753
   Custodian fee (Note 1E)................          19,216
   Transfer & dividend disbursing agent fees         7,489
   Distribution expenses (Note 3).........          21,254
   Audit fees.............................          15,045
   Registration costs.....................           7,803
   Interest expense.......................             869
   Miscellaneous..........................           1,156
                                               ------------
       Total expenses.....................     $   146,849
                                               ------------


Deduct --
   Reduction of Custodian fee (Note 1E)...     $     7,727
                                               ------------
       Net expenses.......................     $   139,122
                                               ------------
          Net investment income...........     $   245,299
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions (identified cost
   basis).................................     $   938,360
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (2,998,490)
                                               ------------
   Net realized and unrealized loss.......     $(2,060,130)
                                               ------------
   Net decrease in net assets from operations  $(1,814,831)
                                               =============





See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------



                                                                                    STATEMENTS OF CHANGES IN NET ASSETS
                                                                                           Year Ended December 31
                                                                                        1999(1)                 1998
---------------------------------------------------------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment income (loss)........................................       $    245,299          $     (4,047)
         Net realized gain...................................................            938,360               894,501
         Change in unrealized appreciation (depreciation)....................         (2,998,490)            3,668,743
                                                                                      -----------           -----------

           Increase (decrease) in net assets from operations.................       $ (1,814,831)         $  4,559,197

       Distributions to shareholders from net realized gains................            (249,392)             (676,040)
       Undistributed net investment income included in price of shares
         sold and redeemed (Note 1D).........................................            (21,181)                 (724)
       Net increase (decrease) from fund share transactions (exclusive of
         amounts allocated to net investment income)  (Note 4)...............         (3,767,482)            2,692,615
                                                                                      -----------           -----------
           Net increase (decrease) in net assets.............................       $ (5,852,886)         $   6,575,048


     NET ASSETS:

       At beginning of period................................................          19,549,900           12,974,852
                                                                                      -----------           -----------
       At end of period......................................................       $ 13,697,014          $ 19,549,900
                                                                                      ===========           ===========


     UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
       INCOME INCLUDED IN NET ASSETS AT END OF YEAR..........................       $    156,990          $    (67,128)
                                                                                      ===========           ===========




(1) For the six months ended June 30, 1999 (unaudited).



See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------


HONG KONG/CHINA SERIES                                                 Year Ended December 31
-------------------------------------------------------------------------------------------------------------------------------
                                              1999(5)(6)    1998         1997(5)      1996         1995          1994
-------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period    $   9.210     $ 11.980     $ 16.470     $ 13.030     $ 13.020     $  20.990
                                             --------     --------      --------     --------     --------     --------

   Income (loss) from investment operations:
     Net investment income(1)               $   0.070     $  0.473     $  0.110     $  0.182     $  0.368     $   0.678
     Net realized and unrealized gain (loss)(3) 1.860       (2.693)      (4.600)       3.458       (0.158)       (8.448)
                                             --------     --------      --------     --------     --------     --------
       Total income (loss)
        from investment operations          $   1.930     $ (2.220)    $ (4.490)    $  3.640     $  0.210     $  (7.770)
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income       $   -         $ (0.346)    $  -         $  (0.200)   $ (0.200)    $  (0.200)

     Distributions from capital gains           -            -            -              -            -            -

     Return of capital                          -           (0.204)       -              -            -            -
                                             --------     --------      --------     --------     --------     --------
       Total distributions                  $   -         $ (0.550)    $  -         $  (0.200)   $ (0.200)    $  (0.200)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $  11.140     $  9.210     $ 11.980     $ 16.470     $ 13.030     $  13.020
                                            =========    =========     =========    =========    =========     =========
   Total return(2)                             20.96%      (18.65%)     (27.20%)      27.96%        1.63%       (37.03%)

Ratios/Supplemental Data:
     Net assets, end of period
      (000 omitted)                         $   4,455     $  7,883     $  6,958     $ 34,366     $ 25,399     $  19,679
     Ratio of total expenses to average
      net assets(1)                             2.42%(4)(7)  2.38%(4)     1.96%(4)     1.62%(4)     1.59%(4)      1.41%
     Ratio of net income to average net
      assets                                    1.43%(7)     2.32%        0.66%        1.81%        3.26%         3.93%
     Portfolio turnover rate                      44%         254%          56%          65%         100%          131%

-------------------------------------------------------------------------------------------------------------------------

 (1) During the six months ended June 30, 1999 and the year ended December 31, 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                               1999(6)       1998

   Net investment income per share          $   0.021     $  0.332
                                            =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                   3.43%(7)     3.07%
                                            =========    =========
     Net investment income                      0.42%(7)     1.63%
                                            =========    =========

-----------------------------------------------------------------------------------------------------------------------------

 (2) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
 (3) For the year ended December 31, 1995, the per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Trust shares and the amounts per share realized and unrealized gains and losses at such times.
 (4) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been as follows:

                                                1999(6)      1998         1997         1996          1995
----------------------------------------------------------------------------------------------------------------

     Actual ratio of net expenses               2.00%(7)     1.99%        1.72%        1.43%        1.34%

----------------------------------------------------------------------------------------------------------------

 (5) Certain per share amounts are based on average  shares  outstanding.
 (6) For the six months ended June 30, 1999 (unaudited).
 (7) Annualized.


See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------


JAPAN SERIES                                                           Year Ended December 31
-------------------------------------------------------------------------------------------------------------------------------
                                               1999(7)      1998         1997(6)      1996         1995          1994(2)
-------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period    $   7.210     $  6.840     $  7.980     $  8.780     $  9.660     $  10.000
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment loss(1)                 $  (0.074)    $ (0.112)    $ (0.100)    $ (0.095)    $ (0.045)    $  (0.050)
     Net realized and unrealized
       gain (loss)                              1.514        0.482       (1.040)      (0.705)      (0.835)       (0.170)
                                             --------     --------      --------     --------     --------     --------
       Total income (loss)
        from investment operations          $   1.440     $  0.370     $ (1.140)    $ (0.800)    $ (0.880)    $  (0.220)
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income   $   -         $  -         $  -         $  -         $  -         $   -

     Distributions from capital gains           -            -            -            -            -            (0.120)

     Return of capital                          -            -            -            -            -             -

                                             --------     --------      --------     --------     --------     --------
   Net asset value - end of period          $   8.650     $  7.210     $  6.840     $  7.980     $  8.780     $   9.660
                                            =========    =========     =========    =========    =========    =========

   Total return(4)                              19.97%        5.41%      (14.16%)      (9.11%)      (9.11%)      (2.17%)

   Ratios/Supplemental Data:
     Net assets, end of period
      (000 omitted)                             3,968     $   4,365    $  3,807     $ 17,041     $ 21,631      $ 8,653
     Ratio of total expenses to
      average net assets                        2.15%(3)(5)   2.24%(5)    2.15%(5)     1.75%(5)     1.81%(5)     1.83%(3)
     Ratio of net loss to average net assets   (1.62%)(3)    (1.46%)     (1.24%)      (1.05%)      (0.67%)      (0.66%)(3)
     Portfolio turnover rate                      29%          205%        112%          56%         112%          48%

-----------------------------------------------------------------------------------------------------------------------------

 (1) During the six months ended June 30, 1999 and the year ended December 31, 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                               1999(7)      1998

   Net investment loss per share            $  (0.167)    $ (0.164)
                                            =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                   4.18%(3)     2.92%
                                            =========    =========
     Net investment loss                       (3.65%)(3)   (2.14%)
                                            =========    =========

-------------------------------------------------------------------------------

 (2) For the period from the start of business, February 14, 1994 to December 31, 1994.
 (3) Annualized.
 (4) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
 (5) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been as follows:

                                                1999(7)      1998         1997         1996          1995
-------------------------------------------------------------------------------------------------------------------

     Actual ratio of net expenses               2.00%(3)     2.00%        1.84%        1.65%        1.49%

--------------------------------------------------------------------------------------------------------------------

(6) Certain per share amounts are based on average  shares  outstanding.
(7) For the six months ended June 30, 1999 (unaudited).


See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------


MEXICO SERIES                                                          Year Ended December 31
-----------------------------------------------------------------------------------------------------------------------------
                                               1999(6)      1998(5)      1997(5)      1996         1995          1994(1)
-----------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period    $   4.810     $  7.660     $  5.380     $  4.220     $  6.480     $  10.000
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(*)        $  (0.005)    $  0.003     $ (0.000)(+) $ (0.012)    $ (0.012)    $  (0.040)
     Net realized and unrealized gain (loss)    2.175       (2.853)       2.280        1.172       (2.175)       (2.970)
                                             --------     --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations          $   2.170     $ (2.850)    $  2.280     $  1.160     $ (2.187)    $  (3.010)
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income   $   -         $  -         $  -         $  -         $  -         $   -

     Distributions from capital gains           -            -            -            -           (0.030)       (0.510)

     Return of capital                          -            -            -            -           (0.043)(++)    -
                                             --------     --------      --------     --------     --------     --------
       Total distributions                  $   -         $  -         $  -         $  -         $ (0.073)    $  (0.510)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $   6.980     $  4.810     $  7.660     $  5.380     $  4.220     $   6.480
                                            =========    =========     =========    =========    =========    =========
   Total return(3)                             45.11%      (37.21%)      42.38%       27.49%      (33.37%)      (30.91%)

   Ratios/Supplemental Data:
     Net assets, end of period
      (000 omitted)                         $  11,127     $ 8,737      $ 28,468     $ 22,028     $ 32,493     $  13,422
     Ratio of total expenses to average
      net assets(*)                             2.09%(2)(4) 1.90%(4)      1.61%(4)     1.59%(4)      1.72%(4)     1.38%(2)
     Ratio of net income (loss) to average
      net assets                               (0.12%)(2)   0.05%        (0.06%)      (0.14%)       (0.41%)      (0.98%)(2)
     Portfolio turnover rate                      41%         24%          113%          63%          110%          85%

--------------------------------------------------------------------------------------------------------------------------------

 (*) During  certain  periods   presented,   the  investment   adviser  and  the
     distributor voluntarily reduced their fees. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                               1999(6)

   Net investment loss per share........... $  (0.015)
                                            =========
   Ratios (as a percentage of average net assets):

     Expenses..............................     2.32%(2)
                                            =========
     Net investment loss...................    (0.35%)(2)
                                            =========
-------------------------------------------------------------------------------

 (1) For the period from the start of business, August 2, 1994 to December 31, 1994.
 (2) Annualized.
 (3) Total investment return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported.  Dividends and distributions,  if any, are assumed to be invested at the net asset value on the reinvestment date.
 (4) Custodian  fees were reduced by credits  resulting  from cash  balances the trust  maintained  with the  custodian  (Note 1E). The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average daily net assets would have been as follows:

                                                1999(6)      1998         1997         1996          1995
---------------------------------------------------------------------------------------------------------------------------

     Actual ratio of net expenses               1.92%(2)     1.80%        1.45%        1.41%        1.39%

---------------------------------------------------------------------------------------------------------------------------

(5) Certain per share amounts are based on average  shares  outstanding.
(6) For the six months ended June 30, 1999 (unaudited).
(+) Amount represents less than $0.001  per  share.
(++)Amount represents distribution in excess of capital gains.


See notes to financial statements

Financial Highlights
-------------------------------------------------------------------------------



NETHERLANDS SERIES                                                     Year Ended December 31
----------------------------------------------------------------------------------------------------------------------------
                                               1999(5)      1998(2)       1997(2)      1996         1995          1994
----------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period    $  11.700     $  9.810     $  8.970     $  8.590     $  8.100     $  10.020
                                             --------     --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(1)        $   0.162     $ (0.003)    $ (0.006)    $  0.047     $ (0.004)    $  (0.060)
     Net realized and unrealized gain (loss)   (1.115)       2.370        1.396        2.943        1.490         1.150
                                             --------     --------      --------     --------     --------     --------
       Total income (loss)
        from investment operations          $  (0.953)    $  2.367     $  1.390     $  2.990     $  1.486     $   1.090
                                             --------     --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income       $   -         $  -         $  -         $  -         $    -       $  (0.020)

     Distributions from capital gains          (0.157)      (0.477)      (0.550)      (2.610)      (0.996)       (2.990)
     Return of capital                          -            -            -            -            -             -
                                             --------     --------      --------     --------     --------     --------

     Total distributions                    $  (0.157)    $ (0.477)    $ (0.550)    $ (2.610)    $ (0.996)    $  (3.010)
                                             --------     --------      --------     --------     --------     --------

   Net asset value - end of period          $  10.590     $ 11.700     $  9.810     $  8.970     $  8.590     $   8.100
                                            =========    =========     =========    =========    =========    =========
   Total return(3)                              (8.16%)      24.46%       15.44%       36.56%       18.84%        11.68%

   Ratios/Supplemental Data:
     Net assets, end of period
      (000 omitted)                         $  13,697     $ 19,550     $ 12,975     $  7,566     $  7,218     $    3,951
     Ratio of net expenses to average
      net assets(1)                             1.73%(4)(6)  1.88%(4)     1.86%(4)      2.22%(4)     2.26%(4)       1.93%
     Ratio of net income to average
      net assets(1)                             2.89%(6)    (0.02%)      (0.05%)        0.83%       (0.13%)         0.13%
     Portfolio turnover rate                      32%          88%          29%          124%          87%           101%

------------------------------------------------------------------------------------------------------------------------------

 (1) During certain periods presented, either the investment adviser, the administrator and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                                      1996         1995

   Net investment income (loss) per share..                                         $  0.038     $ (0.018)
                                                                                    =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                                                           2.38%        2.45%
                                                                                    =========    =========
     Net investment income (loss)                                                       0.67%       (0.58%)
                                                                                    =========    =========

------------------------------------------------------------------------------------------------------------------

 (2) Certain per share amounts are based on average shares outstanding.
 (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
 (4) Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been as follows:

                                                1999(5)      1998         1997         1996          1995
------------------------------------------------------------------------------------------------------------------

     Actual ratio of net expenses               1.64%(6)     1.72%        1.72%        1.99%        2.00%

------------------------------------------------------------------------------------------------------------------

   (5) For the six months ended June 30, 1999 (unaudited).
   (6) Annualized.



See notes to financial statements

Notes to Financial Statements (Unaudited)
-------------------------------------------------------------------------------





(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four active diversified series (Funds), Wright EquiFund-Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); Wright EquiFund - Mexico (Mexico series); and Wright EquiFund - Netherlands (Netherlands series). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 1998, the Trust, for federal income tax purposes, had a capital loss carryover of $2,620,342 for the Hong Kong/China series, $3,760,236 for the Japan series, $1,419,070 for the Mexico series, and $156,279 for the Netherlands series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective Fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

    Dec.      Hong Kong/China      Japan           Mexico           Netherlands
-------------------------------------------------------------------------------

    2003        $ 165,578       $1,460,778       $1,419,070        $        -
    2005               -         1,302,416               -                  -
    2006        2,454,764          997,042               -             156,279

-------------------------------------------------------------------------------

     At December 31, 1998, net capital losses of $74,042 for the Hong Kong/China series and $886 for the Japan series attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day of the Fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.


D. Equalization - The Trust follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares, on a per-share basis, equivalent to the amount of undistributed net investment income on the date of the transaction is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.


E. Expense Reduction - The Funds have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.


F. Deferred Organization Expenses - Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years from commencement of operations of each series.


G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.


H. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in only temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.


I. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

J. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

K. Interim Financial Information - The interim financial statements relating to June 30,1999 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normally recurring adjustments, necessary for the fair presentation of the financial statements.


(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged The Winthrop Corporation ("Winthrop") to act as investment adviser to the Funds pursuant to the respective Investment Advisory contracts. Pursuant to a service agreement between Winthrop and its wholly-owned subsidiary, Wright Investors' Service, Inc. ("Wright"), Wright furnishes each Fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 1999, the effective annual rate was 0.75% for all series. To enhance the net income of the Hong Kong/China, Japan and Mexico series, Wright made a reduction of its management fee on a preliminary basis by $20,455, $13,766, and $2,435, respectively. In addition, $310 and $19,000 of expenses of the Hong Kong/China and Japan series, respectively, was allocated on a preliminary basis to the investment adviser. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the six months ended June 30, 1999, the effective annual rate was 0.10% for the Hong Kong/China, Japan, Mexico, and Netherlands series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not affiliated with Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.


(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the Funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the six months ended June 30, 1999, the Principal Underwriter made a reduction of its fees on a preliminary basis to the Hong Kong/China, Japan and Mexico series by $6,818, $4,589 and $10,222, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares for the periods ended were as follows:

                                                       Six Months Ended                        Year Ended
                                                        June 30, 1999                        December 31, 1998
                                                   Shares            Amount               Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------


HONG KONG/CHINA SERIES
     Sales                                       3,092,730        $    27,860,907       5,168,279       $  46,435,268
     Issued to shareholders in payment
       of distributions declared                       -                    -              44,759             439,310
       Redemptions                              (3,548,293)           (32,350,112)     (4,938,190)        (45,553,710)
                                                ------------          ------------    -------------       ------------

         Net Increase (Decrease)                  (455,563)       $    (4,489,205)        274,848       $    1,320,868
                                                ============          =============    ===========        =============


JAPAN SERIES
     Sales                                          334,091       $     2,517,358       2,508,187       $   16,839,289
     Redemptions                                   (480,595)           (3,545,810)     (2,459,335)         (16,332,312)
                                                   ---------          ------------    ------------         ------------

       Net Increase (Decrease)                     (146,504)      $    (1,028,452)         48,852       $      506,977
                                                  ===========       ==============        ===========      ==============


MEXICO SERIES
     Sales                                         1,811,972       $   10,920,095       1,939,804       $    11,007,676
     Redemptions                                  (2,032,541)         (12,218,122)     (3,839,379)          (23,420,105)
                                                  -----------         ------------     -----------          ------------

       Net Decrease                                 (220,569)      $   (1,298,027)     (1,899,575)      $   (12,412,429)
                                                  ===========       ==============     ===========        ==============


NETHERLANDS SERIES
     Sales                                           896,298       $    9,768,975       1,942,481       $    21,885,393
     Issued to shareholders in payment
       of distributions declared                      22,174              237,924          58,757               644,424
     Issued in exchange for shares of
       Belgium/Luxembourg series                        -                   -             234,280             2,581,773
     Redemptions                                  (1,295,537)         (13,774,381)     (1,887,595)          (22,418,975)
                                                  -----------         ------------    ------------          ------------

         Net Increase (Decrease)                    (377,065)       $  (3,767,482)        347,923       $      2,692,615
                                                  ============       ==============   ===========          ==============



(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended June 30, 1999, were as follows:

                       Purchases      Sales                                   Purchases      Sales
------------------------------------------------------------------------------------------------------------------

Hong Kong/China      $2,092,805   $7,102,820           Mexico               $4,145,388   $5,320,933
Japan                 1,055,179    2,079,263           Netherlands           5,358,447    8,976,652
------------------------------------------------------------------------------------------------------------------

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

                                                        Gross               Gross                Net
                                  Aggregate          Unrealized          Unrealized          Unrealized
SERIES                              Cost            Appreciation   -    Depreciation   =    Appreciation
-------------------------------------------------------------------------------------------------------------------------

Hong Kong/China                $   2,392,681       $   1,774,621   -   $          -    =    $   1,774,621
                               =============                                                 ============
Japan                          $   2,816,338       $   1,112,175   -   $      33,212   =    $   1,078,963
                               =============                                                 ============
Mexico                         $   7,453,643       $   3,687,650   -   $     149,773   =    $   3,537,877
                               =============                                                 ============
Netherlands                    $  10,625,554       $   3,317,634   -   $     504,841   =    $   2,812,793
                               =============                                                 ============



(7)  FINANCIAL INSTRUMENTS

     The Funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of June 30, 1999, the Funds had no forward foreign currency exchange contracts open.


(8)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(9)  LINE OF CREDIT

     The Funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The Funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit, is allocated among the participating funds at the end of each quarter. The Funds did not have significant borrowings or allocated fees during the six months ended June 30, 1999.


(10) CONTINGENT DEFERRED SALES CHARGE (CDSC)

     Effective October 12, 1998, shares that are redeemed within six months of purchase will be subject to a 1% redemption fee. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective Fund. No CDSC is imposed on shares of the Funds purchased by an investor making an investment through an investment advisor, financial planner, broker, or other intermediary that charges a fee for its services. For the six months ended June 30, 1999, the following amounts of CDSC were paid by shareholders to the Funds:

     Fund                 CDSC Fee            Fund               CDSC Fee
-------------------------------------------------------------------------------
     Hong Kong/China      $86,846              Mexico             $39,428
     Japan                  1,997              Netherlands         46,538

Semi-Annual Report

OFFICERS AND TRUSTEES OF THE FUNDS

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Dorcas R. Hardy, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR

Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

PRINCIPAL UNDERWRITER

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

First Data Investor Services Group
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.